ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 9. ACCRUED LIABILITIES

Principal components of accrued liabilities consist of:

($ in thousands)	December 31, 2011	December 31, 2010

Compensated absences	$256	$245
Wages and sales commissions	84	117
Customer deposits	240	199
Liquidated damages	182	165
Royalties	251	251
Board of directors fees	527	376
Income and sales taxes	186	163
Interest and dividends	82	121
Other	197	185
	$2,005	$1,822